BBH TRUST
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BBH Limited Duration Fund
class n shares (“BBBMX”)
class i shares (“BBBIX”)
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SUPPLEMENT DATED MARCH 24, 2017
TO THE PROSPECTUS DATED FEBRUARY 28, 2017

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the BBH Limited Duration Fund Prospectus (the “Prospectus”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.
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Effective immediately, the second paragraph in the “Investment Advisory and Administrative Fee” section of the Prospectus on page 25 is deleted in its entirety and replaced with the following:

Effective March 24, 2017, the Investment Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit Total Annual Fund Operating Expenses to 0.35%.  Previously, effective December 29, 2015, the Investment Adviser had voluntarily waived fees and/or reimbursed expenses for the Fund’s Class N shares to limit Total Annual Fund Operating Expenses to 0.48%.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.